UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, November 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 100.1%
Automobiles 6.7%
Chongqing Changan Automobile Co. Ltd., B	China	3,351,157	$7,108,606
Dongfeng Motor Group Co. Ltd., H	China	13,785,478	21,047,346
Great Wall Motor Co. Ltd., H	China	438,845	2,215,474
Guangzhou Automobile Group Co. Ltd., H	China	1,124,493	1,062,881
Jiangling Motors Corp. Ltd., B	China	3,463,745	13,497,837
			44,932,144
Banks 11.1%
Bank of China Ltd., H	China	28,765,600	14,800,286
BOC Hong Kong (Holdings) Ltd.	Hong Kong	5,313,000	18,806,413
China Construction Bank Corp., H	China	33,680,926	25,494,466
Industrial and Commercial Bank of China Ltd., H	China	23,615,725	15,987,641
			75,088,806
Beverages 0.6%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,404,299	4,309,832
Commercial Services & Supplies 0.1%
[a]Integrated Waste Solutions Group Holdings Ltd.	Hong Kong	11,062,000	542,052
Construction Materials 5.0%
[b]Anhui Conch Cement Co. Ltd., H	China	912,000	3,075,320
Asia Cement China Holdings Corp.	China	12,893,271	7,315,425
BBMG Corp., H	China	5,042,000	4,167,587
China National Building Material Co. Ltd., H	China	15,080,000	14,681,556
Huaxin Cement Co. Ltd., B	China	3,919,226	4,311,149
			33,551,037
Distributors 1.3%
Dah Chong Hong Holdings Ltd.	China	15,580,563	8,900,423
Diversified Telecommunication Services 0.9%
China Unicom (Hong Kong) Ltd.	China	3,908,168	5,936,662
Electric Utilities 2.7%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,428,548	18,006,874
Electronic Equipment, Instruments & Components 2.1%
Simplo Technology Co. Ltd.	Taiwan	1,787,948	9,169,556
Synnex Technology International Corp.	Taiwan	3,549,094	5,151,412
			14,320,968
Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	220,653
Food & Staples Retailing 13.1%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,167,716
China Resources Enterprise Ltd.	China	3,177,800	6,630,234
Dairy Farm International Holdings Ltd.	Hong Kong	6,719,876	61,957,257
President Chain Store Corp.	Taiwan	2,411,259	18,743,780
			88,498,987
Food Products 1.9%
[a]China Foods Ltd.	China	7,838,000	2,890,647
Uni-President China Holdings Ltd.	China	8,366,280	7,336,098
Uni-President Enterprises Corp.	Taiwan	1,420,572	2,291,023
			12,517,768
Gas Utilities 1.8%
ENN Energy Holdings Ltd.	China	1,988,100	12,138,975
Health Care Providers & Services 0.6%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,662,400	3,978,664

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)

Hotels, Restaurants & Leisure 0.7%
SJM Holdings Ltd.	Hong Kong	2,274,000	4,498,209
Industrial Conglomerates 2.7%
Hopewell Holdings Ltd.	Hong Kong	3,942,500	14,438,226
Shanghai Industrial Holdings Ltd.	China	1,203,253	3,723,849
			18,162,075
Insurance 2.2%
AIA Group Ltd.	Hong Kong	2,604,300	15,045,022
Internet Software & Services 4.3%
[a]Baidu Inc., ADR	China	63,200	15,490,952
[a]Sohu.com Inc.	China	76,267	3,859,873
Tencent Holdings Ltd.	China	603,000	9,641,904
			28,992,729
IT Services 0.8%
Travelsky Technology Ltd., H	China	4,921,941	5,547,172
Machinery 0.5%
[b]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	5,406,620	3,221,007
Marine 1.8%
[a]China Shipping Container Lines Co. Ltd., H	China	9,440,000	2,799,778
[a]China Shipping Development Co. Ltd., H	China	9,938,000	6,458,822
[a]Sinotrans Shipping Ltd.	China	11,570,000	3,103,277
			12,361,877
Metals & Mining 0.6%
Jiangxi Copper Co. Ltd., H	China	2,268,043	4,076,973
Oil, Gas & Consumable Fuels 15.8%
China Petroleum and Chemical Corp., H	China	59,167,413	48,448,474
China Shenhua Energy Co. Ltd., H	China	2,835,000	8,060,935
CNOOC Ltd.	China	21,401,000	31,294,709
PetroChina Co. Ltd., H	China	17,152,403	18,579,245
			106,383,363
Paper & Forest Products 2.1%
Nine Dragons Paper Holdings Ltd.	China	16,675,000	14,256,180
Personal Products 0.2%
Hengan International Group Co. Ltd.	China	108,500	1,175,956
Pharmaceuticals 0.7%
Tong Ren Tang Technologies Co. Ltd., H	China	3,177,700	4,376,309
Real Estate Management & Development 1.4%
Cheung Kong (Holdings) Ltd.	Hong Kong	323,690	5,952,133
China Overseas Land & Investment Ltd.	China	570,000	1,708,919
Soho China Ltd.	China	2,466,445	1,860,592
			9,521,644
Semiconductors & Semiconductor Equipment 8.4%
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	12,955,000	3,508,169
MediaTek Inc.	Taiwan	175,138	2,626,816
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11,063,330	50,493,862
			56,628,847
Textiles, Apparel & Luxury Goods 2.4%
Anta Sports Products Ltd.	China	7,857,855	16,212,418
Transportation Infrastructure 2.1%
COSCO Pacific Ltd.	China	7,542,012	10,231,204

Templeton China World Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)
Sichuan Expressway Co. Ltd., H	China	10,328,000	3,982,092
			14,213,296
Wireless Telecommunication Services 5.5%
China Mobile Ltd.	China	3,020,270	37,194,004
Total Common Stocks (Cost $362,028,616)			674,810,926
Short Term Investments 0.4%
Money Market Funds (Cost $980,574) 0.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	980,574	980,574
Investments from Cash Collateral Received for Loaned Securities
(Cost $1,699,031) 0.3%
Money Market Funds 0.3%
[d]BNY Mellon Overnight Government Fund, 0.079%	United States	1,699,031	1,699,031
Total Investments (Cost $364,708,221) 100.5%			677,490,531
Other Assets, less Liabilities (0.5)%			(3,137,182)
Net Assets 100.0%			$674,353,349

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at November 30, 2014.
cInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
dThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$366,691,475

Unrealized appreciation	$340,076,392
Unrealized depreciation	(29,277,336)
Net unrealized appreciation (depreciation)	$310,799,056

4. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a]	$674,810,926	$-	$	- $	674,810,926
Short Term Investments	980,574	1,699,031		-	2,679,605
Total Investments in Securities	$675,791,500	$1,699,031	$	- $	677,490,531

[a]For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015